JSD
Nuveen Short Duration Credit Opportunities Fund
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	LONG-TERM INVESTMENTS – 155.3% (93.7% of Total Investments)
	VARIABLE RATE SENIOR LOAN INTERESTS – 139.9% (84.4% of Total Investments) (2)
	Aerospace & Defense – 1.8% (1.1% of Total Investments)
$210	Dynasty Acquisition Co., Inc., Term Loan B1	3.703%	3-Month LIBOR	3.500%	4/08/26	B-	$204,585
113	Dynasty Acquisition Co., Inc., Term Loan B2	3.703%	3-Month LIBOR	3.500%	4/08/26	B-	109,992
503	Maxar Technologies Ltd., Term Loan B	2.863%	1-Month LIBOR	2.750%	10/05/24	B	498,334
1,830	TransDigm, Inc., Term Loan F	2.363%	1-Month LIBOR	2.250%	12/09/25	Ba3	1,810,229
248	TransDigm, Inc., Term Loan G	2.363%	1-Month LIBOR	2.250%	8/22/24	Ba3	245,587
2,904	Total Aerospace & Defense						2,868,727
	Airlines – 2.6% (1.6% of Total Investments)
770	American Airlines, Inc., First Lien Term Loan	1.860%	1-Month LIBOR	1.750%	1/29/27	Ba3	719,835
181	American Airlines, Inc., Incremental Term Loan	2.115%	1-Month LIBOR	2.000%	12/14/23	Ba3	175,187
403	American Airlines, Inc., Term Loan B	2.110%	1-Month LIBOR	2.000%	4/28/23	Ba3	388,669
609	American Airlines, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Ba2	626,950
738	Kestrel Bidco Inc., Term Loan B	4.000%	6-Month LIBOR	3.000%	12/11/26	BB-	715,517
700	SkyMiles IP Ltd., Term Loan B	4.750%	3-Month LIBOR	3.750%	10/20/27	Baa1	736,228
750	United Airlines, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Ba1	759,844
4,151	Total Airlines						4,122,230
	Auto Components – 1.8% (1.1% of Total Investments)
83	Adient US LLC, Term Loan B	3.610%	3-Month LIBOR	3.500%	4/08/28	BB-	82,599
967	Clarios Global LP, Term Loan B	3.363%	1-Month LIBOR	3.250%	4/30/26	B1	958,876
827	DexKo Global Inc., Term Loan	4.500%	3-Month LIBOR	3.500%	7/24/24	B1	827,528
499	Les Schwab Tire Centers, Term Loan B	4.250%	6-Month LIBOR	3.500%	11/02/27	B	500,413
449	Superior Industries International, Inc., First Lien Term Loan B	4.113%	1-Month LIBOR	4.000%	5/23/24	B1	448,515
2,825	Total Auto Components						2,817,931
	Banks – 0.1% (0.0% of Total Investments)
131	iQor US Inc., Exit Term Loan	8.500%	1-Month LIBOR	7.500%	9/15/27	N/R	131,754
	Beverages – 1.0% (0.6% of Total Investments)
409	Arterra Wines Canada, Inc., Term Loan	4.250%	3-Month LIBOR	3.500%	11/25/27	B1	409,486
312	City Brewing Company, LLC, Term Loan	4.250%	3-Month LIBOR	3.500%	4/01/28	B+	313,170

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Beverages (continued)
$788	Triton Water Holdings, Inc, Term Loan	4.000%	3-Month LIBOR	3.500%	3/31/28	B1	$786,284
1,509	Total Beverages						1,508,940
	Biotechnology – 0.6% (0.3% of Total Investments)
905	Grifols Worldwide Operations USA, Inc., Term Loan B	2.087%	1-Week LIBOR	2.000%	11/15/27	Ba2	895,278
	Building Products – 1.7% (1.1% of Total Investments)
757	Cornerstone Building Brands, Inc., Term Loan B	3.365%	3-Month LIBOR	3.250%	4/12/28	B+	751,441
311	LBM Acquisition LLC, Term Loan B	4.500%	3-Month LIBOR	3.750%	12/17/27	B+	310,556
69	LBM Acquisition LLC, Term Loan B, (WI/DD), (5)	TBD	TBD	TBD	TBD	B+	69,013
100	Potters Industries, LLC, Term Loan B	4.750%	3-Month LIBOR	4.000%	12/14/27	B	100,250
1,130	Quikrete Holdings, Inc., First Lien Term Loan	2.613%	1-Month LIBOR	2.500%	1/31/27	BB-	1,120,787
390	Resideo Funding Inc., Term Loan	2.750%	3-Month LIBOR	2.250%	2/12/28	BBB-	389,758
2,757	Total Building Products						2,741,805
	Capital Markets – 2.1% (1.2% of Total Investments)
161	RPI Intermediate Finance Trust, Term Loan B1	1.863%	1-Month LIBOR	1.750%	2/11/27	BBB-	161,086
2,305	Sequa Mezzanine Holdings L.L.C., Extended Term Loan, (cash 6.750%, PIK 1.000%)	7.750%	3-Month LIBOR	6.750%	7/31/23	B-	2,316,858
782	Sequa Mezzanine Holdings L.L.C., Second Lien Term Loan, (cash 5.000%, PIK 6.750%)	11.750%	3-Month LIBOR	10.750%	7/31/24	CCC-	744,010
3,248	Total Capital Markets						3,221,954
	Chemicals – 0.9% (0.6% of Total Investments)
214	ASP Unifrax Holdings Inc, Term Loan B	3.953%	3-Month LIBOR	3.750%	12/14/25	CCC+	203,822
248	Atotech B.V., Term Loan B	3.000%	3-Month LIBOR	2.500%	3/18/28	B+	246,483
325	INEOS Styrolution US Holding LLC, Term Loan B	3.250%	3-Month LIBOR	2.750%	1/29/26	BB+	324,137
414	Ineos US Finance LLC, Term Loan B	2.110%	1-Month LIBOR	2.000%	3/31/24	BBB-	409,652
247	PQ Corporation, Incremental Term Loan B	4.000%	3-Month LIBOR	3.000%	2/07/27	BB-	247,739
1,448	Total Chemicals						1,431,833
	Commercial Services & Supplies – 5.8% (3.5% of Total Investments)
250	Amentum Government Services Holdings LLC, Term Loan B	5.500%	3-Month LIBOR	4.750%	1/31/27	B1	251,459
357	Brand Energy & Infrastructure Services, Inc., Term Loan	5.250%	3-Month LIBOR	4.250%	6/21/24	B-	347,921
3,068	Delta 2 (LUX) S.a.r.l., Term Loan	3.500%	1-Month LIBOR	2.500%	2/01/24	B+	3,056,087
289	Garda World Security Corporation, Term Loan B	4.360%	1-Month LIBOR	4.250%	10/30/26	B1	289,350

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Commercial Services & Supplies (continued)
$650	GFL Environmental Inc., Term Loan	3.500%	1-Month LIBOR	3.000%	5/30/25	BB-	$651,354
128	Harland Clarke Holdings Corp., Term Loan B7	5.750%	3-Month LIBOR	4.750%	11/03/23	CCC+	118,097
276	KAR Auction Services, Inc., Term Loan B6	2.375%	1-Month LIBOR	2.250%	9/19/26	Ba3	272,685
508	PAE Holding Corporation, Term Loan B	5.250%	3-Month LIBOR	4.500%	10/19/27	B	509,721
61	Prime Security Services Borrower, LLC, Term Loan	3.500%	12-Month LIBOR	2.750%	9/23/26	BB-	61,154
122	Prime Security Services Borrower, LLC, Term Loan	3.500%	3-Month LIBOR	2.750%	9/23/26	BB-	122,308
156	Prime Security Services Borrower, LLC, Term Loan	3.500%	1-Month LIBOR	2.750%	9/23/26	BB-	156,420
423	Robertshaw US Holding Corp, First Lien Term Loan	4.500%	1-Month LIBOR	3.500%	2/28/25	CCC+	408,623
106	Sabert Corporation, Term Loan B	5.500%	1-Month LIBOR	4.500%	12/10/26	B	106,099
500	Spin Holdco Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B-	498,555
1,194	Travelport Finance (Luxembourg) S.a.r.l., Priority Term Loan, (cash 2.500%, PIK 6.500%), (DD1)	2.500%	3-Month LIBOR	1.500%	2/28/25	B-	1,220,281
325	West Corporation, Term Loan B1	3.686%	3-Month LIBOR	3.500%	10/10/24	BB+	315,118
731	WEX Inc., Term Loan	2.427%	3-Month LIBOR	2.250%	4/01/28	Ba2	729,740
9,144	Total Commercial Services & Supplies						9,114,972
	Communications Equipment – 1.6% (1.0% of Total Investments)
859	CommScope, Inc., Term Loan B	3.363%	1-Month LIBOR	3.250%	4/04/26	Ba3	855,046
480	MLN US HoldCo LLC, First Lien Term Loan	4.610%	1-Month LIBOR	4.500%	11/30/25	B3	426,522
512	Plantronics Inc, Term Loan B	2.609%	1-Month LIBOR	2.500%	7/02/25	Ba2	506,853
2	Riverbed Technology, Inc., Term Loan B	7.000%	2-Month LIBOR	6.000%	12/31/25	B2	1,751
732	Riverbed Technology, Inc., Term Loan B	7.000%	3-Month LIBOR	6.000%	12/31/25	B2	696,923
66	Univision Communications Inc., Term Loan C5	2.860%	1-Month LIBOR	2.750%	3/15/24	B	65,805
2,651	Total Communications Equipment						2,552,900
	Construction & Engineering – 1.9% (1.1% of Total Investments)
225	AECOM, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Baa3	225,142
310	Aegion Corp, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	311,550
1,000	Brown Group Holding LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	996,250
149	Pike Corporation, Incremental Term Loan B	3.120%	1-Month LIBOR	3.000%	1/21/28	Ba3	148,145

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Construction & Engineering (continued)
$1,240	Traverse Midstream Partners LLC, Term Loan	6.500%	1-Month LIBOR	5.500%	9/27/24	B	$1,242,602
2,924	Total Construction & Engineering						2,923,689
	Containers & Packaging – 2.0% (1.2% of Total Investments)
737	Berry Global, Inc., Term Loan Z	1.861%	1-Month LIBOR	1.750%	7/01/26	BBB-	731,664
424	Charter NEX US, Inc., Term Loan	5.000%	1-Month LIBOR	4.250%	12/01/27	B	425,958
724	Reynolds Consumer Products LLC, Term Loan	1.863%	1-Month LIBOR	1.750%	2/04/27	BBB-	720,928
449	Reynolds Group Holdings Inc. , Term Loan B2	3.363%	1-Month LIBOR	3.250%	2/05/26	B+	445,508
142	TricorBraun Holdings, Inc., Delayed Draw Term Loan	3.750%	3-Month LIBOR	3.250%	3/03/28	B2	141,193
633	TricorBraun Holdings, Inc., Term Loan	3.750%	3-Month LIBOR	3.250%	3/03/28	B2	627,723
3,109	Total Containers & Packaging						3,092,974
	Distributors – 0.5% (0.3% of Total Investments)
208	IAA, Inc., Term Loan B	2.375%	1-Month LIBOR	2.250%	6/28/26	BB+	208,395
569	SRS Distribution Inc., First Lien Term Loan	3.113%	1-Month LIBOR	3.000%	5/24/25	B	561,511
777	Total Distributors						769,906
	Diversified Consumer Services – 1.2% (0.7% of Total Investments)
1,434	Cengage Learning, Inc., Term Loan B	5.250%	3-Month LIBOR	4.250%	6/07/23	B	1,429,341
45	Cengage Learning, Inc., Term Loan B	5.250%	2-Month LIBOR	4.250%	6/07/23	B	45,267
368	Sotheby's, Term Loan B	5.500%	3-Month LIBOR	4.750%	1/15/27	B+	371,413
1,847	Total Diversified Consumer Services						1,846,021
	Diversified Financial Services – 2.8% (1.7% of Total Investments)
147	Avaya, Inc., DIP Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	N/R	147,232
233	Belk, Inc., Term Loan	8.500%	3-Month LIBOR	7.500%	7/31/25	N/R	234,158
1,013	Belk, Inc., Term Loan	10.000%	3-Month LIBOR	10.000%	7/31/25	N/R	659,514
418	Blackstone CQP Holdco LP, Term Loan B	3.687%	3-Month LIBOR	3.500%	9/30/24	B+	417,596
817	Ditech Holding Corporation, Term Loan, (6)	0.000%	N/A	N/A	6/30/22	N/R	157,333
500	FleetCor Technologies Operating Co LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB+	498,908
220	GT Polaris, Inc., Term Loan	4.500%	3-Month LIBOR	3.750%	9/24/27	BB-	219,690
332	Lions Gate Capital Holdings LLC, Term Loan B	2.363%	1-Month LIBOR	2.250%	3/24/25	Ba2	329,881
500	Precisely, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	N/R	499,062
404	Sabre GLBL Inc., Term Loan B	4.750%	1-Month LIBOR	4.000%	12/17/27	Ba3	408,345
752	Verscend Holding Corp., Term Loan B	4.177%	3-Month LIBOR	4.000%	8/27/25	BB-	753,351
5,336	Total Diversified Financial Services						4,325,070
	Diversified Telecommunication Services – 4.5% (2.7% of Total Investments)
377	Altice France S.A., Term Loan B12	3.871%	3-Month LIBOR	3.688%	1/31/26	B	374,069

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Diversified Telecommunication Services (continued)
$1,358	Altice France S.A., Term Loan B13	4.198%	3-Month LIBOR	4.000%	8/14/26	B	$1,356,624
2,596	CenturyLink, Inc., Term Loan B	2.363%	1-Month LIBOR	2.250%	3/15/27	BB+	2,569,831
866	Connect Finco Sarl, Term Loan B	4.500%	1-Month LIBOR	3.500%	12/12/26	B+	864,990
1,007	Frontier Communications Corp., DIP Exit Term Loan	1.000%	N/A	N/A	10/08/27	B3	1,005,135
181	Frontier Communications Corp., DIP Exit Term Loan	1.000%	N/A	N/A	10/08/27	B3	180,924
34	GTT Communications, Inc., Delayed Draw Term Loan	6.000%	1-Month LIBOR	5.000%	12/28/21	CCC+	35,071
195	Intelsat Jackson Holdings S.A., Term Loan B4, (6)	8.750%	Prime	5.500%	1/02/24	N/R	199,384
312	Intelsat Jackson Holdings S.A., Term Loan B5, (6)	8.625%	N/A	N/A	1/02/24	N/R	318,725
98	Zayo Group Holdings, Inc., Term Loan	3.113%	1-Month LIBOR	3.000%	3/09/27	B1	97,129
7,024	Total Diversified Telecommunication Services						7,001,882
	Electric Utilities – 0.8% (0.5% of Total Investments)
374	ExGen Renewables IV, LLC, Term Loan	3.750%	3-Month LIBOR	2.750%	12/11/27	BB-	374,717
248	Pacific Gas & Electric Company, Term Loan	3.500%	3-Month LIBOR	3.000%	6/23/25	BB	247,699
569	Vistra Operations Company LLC, First Lien Term Loan B3	1.861%	1-Month LIBOR	1.750%	12/31/25	Baa3	564,849
1,191	Total Electric Utilities						1,187,265
	Electrical Equipment – 1.5% (0.9% of Total Investments)
719	Avolon TLB Borrower 1 (US) LLC, Term Loan B4	2.250%	1-Month LIBOR	1.500%	2/12/27	Baa2	708,762
1,120	Ingram Micro Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB	1,128,333
495	Vertiv Group Corporation, Term Loan B	2.861%	1-Month LIBOR	2.750%	3/02/27	B+	492,933
2,334	Total Electrical Equipment						2,330,028
	Electronic Equipment, Instruments & Components – 0.3% (0.2% of Total Investments)
405	TTM Technologies, Inc., Term Loan	2.615%	1-Month LIBOR	2.500%	9/28/24	BB+	404,753
	Entertainment – 2.7% (1.6% of Total Investments)
353	AMC Entertainment Holdings, Inc. , Term Loan B, (DD1)	3.195%	3-Month LIBOR	3.000%	4/22/26	CCC	311,553
1,134	Cineworld Group PLC, Term Loan B, (DD1)	3.500%	3-Month LIBOR	2.500%	2/28/25	CCC	976,203
116	Crown Finance US, Inc., Incremental Term Loan	3.750%	3-Month LIBOR	2.750%	9/20/26	CCC	98,548
879	Metro-Goldwyn-Mayer Inc., First Lien Term Loan	2.620%	1-Month LIBOR	2.500%	7/03/25	BB-	874,625
400	Metro-Goldwyn-Mayer Inc., Second Lien Term Loan	5.500%	1-Month LIBOR	4.500%	7/06/26	B3	398,876
176	NASCAR Holdings, Inc, Term Loan B	2.863%	1-Month LIBOR	2.750%	10/18/26	BB	175,189

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Entertainment (continued)
$745	Virgin Media Bristol LLC, Term Loan N, (WI/DD)	TBD	TBD	TBD	TBD	BB+	$744,877
359	William Morris Endeavor Entertainment, LLC, First Lien Term Loan	2.860%	1-Month LIBOR	2.750%	5/16/25	B	351,823
313	William Morris Endeavor Entertainment, LLC, First Lien, Term Loan	2.897%	3-Month LIBOR	2.750%	5/16/25	B	306,941
4,475	Total Entertainment						4,238,635
	Equity Real Estate Investment Trust – 0.4% (0.2% of Total Investments)
585	Realogy Group LLC, Term Loan A	1.863%	1-Month LIBOR	1.750%	2/08/25	BB	582,256
	Food & Staples Retailing – 1.2% (0.7% of Total Investments)
80	BJ's Wholesale Club, Inc., First Lien Term Loan	2.111%	1-Month LIBOR	2.000%	2/03/24	BB+	80,307
1,828	US Foods, Inc., Term Loan B	1.863%	1-Month LIBOR	1.750%	6/27/23	BB-	1,810,130
1,908	Total Food & Staples Retailing						1,890,437
	Food Products – 0.6% (0.4% of Total Investments)
540	American Seafoods Group LLC, First Lien Term Loan	3.750%	3-Month LIBOR	2.750%	8/21/23	BB-	539,328
4	American Seafoods Group LLC, First Lien Term Loan	3.750%	1-Month LIBOR	2.750%	8/21/23	BB-	3,605
149	Froneri International Ltd., Term Loan	2.363%	1-Month LIBOR	2.250%	1/31/27	B1	146,903
259	UTZ Quality Foods, LLC, Term Loan B	3.113%	1-Month LIBOR	3.000%	1/20/28	B1	259,594
952	Total Food Products						949,430
	Health Care Equipment & Supplies – 1.2% (0.7% of Total Investments)
461	Greatbatch Ltd., Term Loan B	3.500%	1-Month LIBOR	2.500%	10/27/22	B+	462,206
270	Lifescan Global Corporation, First Lien Term Loan	6.202%	3-Month LIBOR	6.000%	10/01/24	B	265,810
532	Viant Medical Holdings, Inc., First Lien Term Loan	3.863%	1-Month LIBOR	3.750%	7/02/25	B3	517,467
709	Vyaire Medical, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	4/30/25	B3	609,306
1,972	Total Health Care Equipment & Supplies						1,854,789
	Health Care Providers & Services – 9.3% (5.6% of Total Investments)
489	ADMI Corp., Term Loan B2	3.250%	1-Month LIBOR	2.750%	12/23/27	B	485,741
597	AHP Health Partners, Inc., Term Loan	4.750%	1-Month LIBOR	3.750%	6/30/25	B1	599,378
416	Air Methods Corporation, Term Loan B	4.500%	3-Month LIBOR	3.500%	4/21/24	B	410,413
559	BW NHHC Holdco, Inc., First Lien Term Loan	5.189%	3-Month LIBOR	5.000%	5/15/25	Caa1	523,495
199	DaVita, Inc. , Term Loan B	1.863%	1-Month LIBOR	1.750%	8/12/26	BBB-	198,188
457	Envision Healthcare Corporation, First Lien Term Loan	3.863%	1-Month LIBOR	3.750%	10/10/25	Caa1	385,068
502	Gates Global LLC, Term Loan B3	3.500%	1-Month LIBOR	2.750%	3/31/27	B+	500,511
846	Gentiva Health Services, Inc., Term Loan	2.875%	1-Month LIBOR	2.750%	7/02/25	B+	845,783

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Health Care Providers & Services (continued)
$176	Global Medical Response, Inc., Term Loan B	5.750%	6-Month LIBOR	4.750%	10/02/25	B	$176,429
822	Global Medical Response, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	10/02/25	B	824,188
67	HCA Inc., Term Loan B13	1.863%	1-Month LIBOR	1.750%	3/18/26	BBB-	66,734
461	Heartland Dental, LLC, First Lien Term Loan	3.613%	1-Month LIBOR	3.500%	4/30/25	B2	456,067
761	MMM Holdings, Inc., Term Loan B	6.750%	1-Month LIBOR	5.750%	12/26/26	B+	762,385
25	National Mentor Holdings, Inc., Delayed Draw Term Loan	1.875%	3-Month LIBOR	1.875%	3/02/28	B1	25,082
228	National Mentor Holdings, Inc., Term Loan	4.500%	3-Month LIBOR	3.750%	3/02/28	B1	228,020
8	National Mentor Holdings, Inc., Term Loan C	4.500%	3-Month LIBOR	3.750%	3/02/28	B1	7,601
655	Onex TSG Intermediate Corp., Term Loan B	5.500%	3-Month LIBOR	4.750%	2/26/28	B	649,269
1,428	Phoenix Guarantor Inc, Term Loan B3	3.610%	1-Month LIBOR	3.500%	3/05/26	B1	1,417,437
180	Pluto Acquisition I, Inc., Incremental Term Loan B	5.500%	1-Month LIBOR	5.000%	6/20/26	B2	180,784
102	Quorum Health Corporation, Term Loan, (6)	9.250%	1-Month LIBOR	8.250%	4/29/22	N/R	104,994
— (7)	Quorum Health Corporation, Term Loan	9.250%	3-Month LIBOR	8.250%	4/29/22	N/R	265
1,706	RegionalCare Hospital Partners Holdings, Inc., Term Loan B	3.863%	1-Month LIBOR	3.750%	11/16/25	B1	1,701,705
1,201	Select Medical Corporation, Term Loan B	2.370%	1-Month LIBOR	2.250%	3/06/25	Ba2	1,190,765
1,251	Surgery Center Holdings, Inc., Term Loan B	4.250%	1-Month LIBOR	3.250%	9/03/24	B1	1,248,678
1,124	Team Health Holdings, Inc., First Lien Term Loan	3.750%	1-Month LIBOR	2.750%	2/06/24	B	1,050,905
499	US Radiology Specialists, Inc., Term Loan	6.250%	3-Month LIBOR	5.500%	12/15/27	B-	501,645
14,759	Total Health Care Providers & Services						14,541,530
	Health Care Technology – 2.7% (1.6% of Total Investments)
915	Carestream Health, Inc., Extended Second Lien Term Loan, (cash 5.500%, PIK 8.000%)	5.500%	3-Month LIBOR	4.500%	8/05/23	CCC+	863,002
1,352	Carestream Health, Inc., Extended Term Loan	7.750%	3-Month LIBOR	6.750%	5/05/23	N/R	1,353,504
1,162	Change Healthcare Holdings LLC, Term Loan B	3.500%	3-Month LIBOR	2.500%	3/01/24	B+	1,161,629
34	Change Healthcare Holdings LLC, Term Loan B	3.500%	1-Month LIBOR	2.500%	3/01/24	B+	34,233

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Health Care Technology (continued)
$839	Zelis Healthcare Corporation, Term Loan	3.615%	1-Month LIBOR	3.500%	9/30/26	B	$835,783
4,302	Total Health Care Technology						4,248,151
	Hotels, Restaurants & Leisure – 15.8% (9.5% of Total Investments)
2,547	1011778 B.C. Unlimited Liability Company, Term Loan B4	1.863%	1-Month LIBOR	1.750%	11/19/26	BB+	2,512,644
232	24 Hour Fitness Worldwide, Inc., Exit Term Loan	5.193%	3-Month LIBOR	5.000%	12/29/25	B3	205,885
199	Alterra Mountain Company, Term Loan B	5.500%	1-Month LIBOR	4.500%	8/01/26	B	199,865
216	Boyd Gaming Corporation, Term Loan B3	2.337%	1-Week LIBOR	2.250%	9/15/23	BB	215,495
3,824	Caesars Resort Collection, LLC, First Lien Term Loan B	2.863%	1-Month LIBOR	2.750%	12/22/24	B+	3,787,083
373	Caesars Resort Collection, LLC, Term Loan B1	4.613%	1-Month LIBOR	4.500%	7/20/25	B+	374,737
273	Carnival Corporation, Term Loan B	8.500%	1-Month LIBOR	7.500%	6/30/25	Ba2	281,706
485	Churchill Downs Incorporated, Incremental Term Loan B1	2.120%	1-Month LIBOR	2.000%	3/17/28	BBB-	482,299
1,591	CityCenter Holdings, LLC, Term Loan B	3.000%	1-Month LIBOR	2.250%	4/18/24	B+	1,575,847
1,614	ClubCorp Holdings, Inc., Term Loan B	2.953%	3-Month LIBOR	2.750%	9/18/24	B-	1,556,551
168	Crown Finance US, Inc., Term Loan B1, (cash 7.000%, PIK 8.250%)	7.000%	3-Month LIBOR	7.000%	5/23/24	B-	212,364
2,025	Equinox Holdings, Inc., First Lien Term Loan	4.000%	3-Month LIBOR	3.000%	3/08/24	CCC	1,931,358
2,024	Golden Nugget, Inc., Incremental Term Loan B, (DD1)	3.250%	2-Month LIBOR	2.500%	10/04/23	B	2,003,190
127	Hilton Worldwide Finance, LLC, Term Loan B2	1.861%	1-Month LIBOR	1.750%	6/21/26	BBB-	126,340
1,172	IRB Holding Corp, Fourth Amendment Incremental Term Loan	4.250%	3-Month LIBOR	3.250%	12/15/27	B	1,170,966
1,297	Life Time Fitness Inc , Term Loan B	5.750%	3-Month LIBOR	4.750%	12/15/24	B-	1,303,033
439	PCI Gaming Authority, Term Loan	2.610%	1-Month LIBOR	2.500%	5/31/26	BBB-	436,173
876	Penn National Gaming, Inc., First Lien Term Loan B	3.000%	1-Month LIBOR	2.250%	10/15/25	BB-	872,995
2,228	Scientific Games International, Inc., Term Loan B5	2.863%	1-Month LIBOR	2.750%	8/14/24	B+	2,199,082
235	SeaWorld Parks & Entertainment, Inc., Term Loan B5	3.750%	1-Month LIBOR	3.000%	3/31/24	B2	232,706
1,169	Stars Group Holdings B.V., Incremental Term Loan	3.703%	3-Month LIBOR	3.500%	7/10/25	BBB-	1,173,497
1,460	Station Casinos LLC, Term Loan B	2.500%	1-Month LIBOR	2.250%	2/08/27	BB-	1,441,844

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Hotels, Restaurants & Leisure (continued)
$350	Zaxby's Operating Company LLC, First Lien Term Loan	4.500%	1-Month LIBOR	3.750%	12/28/27	B	$350,919
24,924	Total Hotels, Restaurants & Leisure						24,646,579
	Household Durables – 0.6% (0.4% of Total Investments)
237	Apex Tool Group, LLC, Term Loan B	6.750%	1-Month LIBOR	5.500%	8/21/24	B3	237,664
47	Serta Simmons Bedding, LLC, Priority First Out Term Loan, (6)	8.500%	1-Month LIBOR	7.500%	6/01/27	N/R	48,012
582	Serta Simmons Bedding, LLC, Priority Second Out Term Loan, (6)	8.500%	1-Month LIBOR	7.500%	6/01/27	N/R	557,930
175	Weber-Stephen Products LLC, Term Loan B	4.000%	1-Month LIBOR	3.250%	10/30/27	B1	174,754
1,041	Total Household Durables						1,018,360
	Household Products – 0.2% (0.1% of Total Investments)
367	Reynolds Group Holdings Inc. , Term Loan	2.863%	1-Month LIBOR	2.750%	2/05/23	B+	367,111
	Independent Power & Renewable Electricity Producers – 0.2% (0.1% of Total Investments)
326	WIN Waste Innovations Holdings, Inc., Term Loan B	3.250%	1-Month LIBOR	2.750%	3/25/28	B+	325,123
	Industrial Conglomerates – 0.5% (0.3% of Total Investments)
725	EAB Global, Inc., First Lien Term Loan	4.750%	3-Month LIBOR	3.750%	9/29/24	B2	724,823
2	EAB Global, Inc., First Lien Term Loan	4.750%	2-Month LIBOR	3.750%	9/29/24	B2	1,997
727	Total Industrial Conglomerates						726,820
	Insurance – 2.2% (1.3% of Total Investments)
1,514	Acrisure, LLC, Term Loan B	3.703%	3-Month LIBOR	3.500%	2/15/27	B	1,493,530
500	Alliant Holdings Intermediate, LLC, Term Loan B3, (WI/DD)	TBD	TBD	TBD	TBD	B	500,660
351	Asurion LLC, Term Loan B8	3.363%	1-Month LIBOR	3.250%	12/23/26	Ba3	349,132
986	Hub International Limited, Term Loan B	3.176%	3-Month LIBOR	3.000%	4/25/25	B	974,334
174	Ryan Specialty Group, LLC, Term Loan	3.750%	1-Month LIBOR	3.000%	9/01/27	B1	174,197
3,525	Total Insurance						3,491,853
	Interactive Media & Services – 1.6% (1.0% of Total Investments)
1,022	Arches Buyer Inc., Term Loan B	3.750%	1-Month LIBOR	3.250%	12/06/27	B1	1,018,711
541	Rackspace Technology Global, Inc., Term Loan	3.500%	3-Month LIBOR	2.750%	2/09/28	B+	537,426
978	WeddingWire, Inc., First Lien Term Loan	4.686%	3-Month LIBOR	4.500%	12/21/25	B+	977,505
2,541	Total Interactive Media & Services						2,533,642
	Internet & Direct Marketing Retail – 0.5% (0.3% of Total Investments)
750	CNT Holdings I Corp, Term Loan	4.500%	6-Month LIBOR	3.750%	11/08/27	B	749,708
	Internet Software & Services – 1.3% (0.8% of Total Investments)
265	Banff Merger Sub Inc, Term Loan	3.863%	1-Month LIBOR	3.750%	10/02/25	B2	263,746

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Internet Software & Services (continued)
$1,710	Greeneden U.S. Holdings II, LLC, Term Loan B4	4.750%	1-Month LIBOR	4.000%	12/01/27	B-	$1,716,155
1,975	Total Internet Software & Services						1,979,901
	IT Services – 5.1% (3.1% of Total Investments)
199	DTI Holdco, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	9/30/23	CCC+	192,358
1	DTI Holdco, Inc., Term Loan B	5.750%	2-Month LIBOR	4.750%	9/30/23	CCC+	505
483	KBR, Inc., Term Loan B	2.863%	1-Month LIBOR	2.750%	2/07/27	Ba1	482,825
210	NeuStar, Inc., Term Loan B4	4.500%	3-Month LIBOR	3.500%	8/08/24	B+	197,925
250	Project Ruby Ultimate Parent Corp., Term Loan	4.000%	1-Month LIBOR	3.250%	3/10/28	B	248,594
1,238	Sabre GLBL Inc., Term Loan B	2.113%	1-Month LIBOR	2.000%	2/22/24	Ba3	1,224,859
1,467	Syniverse Holdings, Inc., First Lien Term Loan	6.000%	3-Month LIBOR	5.000%	3/09/23	CCC+	1,450,123
1,500	Syniverse Holdings, Inc., Second Lien Term Loan	10.000%	3-Month LIBOR	9.000%	3/11/24	CCC-	1,472,182
847	Tempo Acquisition LLC, Extended Term Loan	3.750%	1-Month LIBOR	3.250%	10/31/26	B1	847,759
1,883	West Corporation, Term Loan	5.000%	3-Month LIBOR	4.000%	10/10/24	BB-	1,841,124
8,078	Total IT Services						7,958,254
	Life Sciences Tools & Services – 4.0% (2.4% of Total Investments)
1,913	Parexel International Corporation, Term Loan B	2.863%	1-Month LIBOR	2.750%	9/27/24	B2	1,898,851
4,293	PPD, Inc., Initial Term Loan	2.750%	1-Month LIBOR	2.250%	1/13/28	Ba2	4,290,557
6,206	Total Life Sciences Tools & Services						6,189,408
	Machinery – 1.6% (0.9% of Total Investments)
9	Alliance Laundry Systems LLC, Term Loan B	4.250%	1-Month LIBOR	3.500%	10/08/27	B	8,501
740	Alliance Laundry Systems LLC, Term Loan B	4.250%	3-Month LIBOR	3.500%	10/08/27	B	740,443
199	Blount International Inc., Term Loan B	4.750%	1-Month LIBOR	3.750%	4/12/23	B2	200,112
77	Gardner Denver, Inc., Term Loan B	2.863%	1-Month LIBOR	2.750%	1/31/27	BB+	76,970
686	Gardner Denver, Inc., Term Loan B2	1.863%	1-Month LIBOR	1.750%	2/28/27	Ba2	678,375
746	Vertical Midco GmbH, Term Loan B	4.478%	6-Month LIBOR	4.250%	7/31/27	B1	748,542
2,457	Total Machinery						2,452,943
	Marine – 0.4% (0.3% of Total Investments)
958	HGIM Corp., Exit Term Loan	7.000%	3-Month LIBOR	6.000%	7/02/23	Caa3	660,901
	Media – 12.7% (7.7% of Total Investments)
66	Checkout Holding Corp., First Out Term Loan	8.500%	1-Month LIBOR	7.500%	2/15/23	N/R	62,512
109	Checkout Holding Corp., Last Out Term Loan, (cash 5.750%, PIK 9.500%)	5.750%	1-Month LIBOR	1.000%	8/15/23	N/R	49,851

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Media (continued)
$2,261	Clear Channel Outdoor Holdings, Inc., Term Loan B	3.685%	3-Month LIBOR	3.500%	8/21/26	B1	$2,195,442
6	Clear Channel Outdoor Holdings, Inc., Term Loan B	3.647%	2-Month LIBOR	3.500%	8/21/26	B1	5,586
218	CSC Holdings, LLC, Incremental Term Loan	2.365%	1-Month LIBOR	2.250%	1/15/26	BB	216,472
714	CSC Holdings, LLC, Term Loan B1	2.365%	1-Month LIBOR	2.250%	7/17/25	BB	707,198
1,512	CSC Holdings, LLC, Term Loan B5	2.615%	1-Month LIBOR	2.500%	4/15/27	Ba3	1,506,656
149	Cumulus Media New Holdings Inc., Term Loan B	4.750%	3-Month LIBOR	3.750%	3/31/26	B	147,318
202	Diamond Sports Group LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B2	145,081
490	E.W. Scripps Company (The), Term Loan B2	3.313%	1-Month LIBOR	2.562%	5/01/26	BB	488,352
92	Entercom Media Corp., Term Loan	2.611%	1-Month LIBOR	2.500%	11/17/24	BB-	91,146
415	Gray Television, Inc., Term Loan B	2.365%	1-Month LIBOR	2.250%	2/07/24	BB	413,015
234	Houghton Mifflin Harcourt Publishing Company, Term Loan B	7.250%	1-Month LIBOR	6.250%	11/22/24	BB-	234,919
1,439	iHeartCommunications, Inc., Term Loan	3.113%	1-Month LIBOR	3.000%	5/01/26	B+	1,424,174
868	Intelsat Jackson Holdings S.A., DIP Term Loan, (6)	6.500%	3-Month LIBOR	5.500%	7/13/21	N/R	879,064
2,437	Intelsat Jackson Holdings S.A., Term Loan B3, (6)	8.000%	Prime	4.750%	11/27/23	N/R	2,484,476
149	LCPR Loan Financing LLC, Term Loan B	3.865%	1-Month LIBOR	3.750%	10/15/28	BB	149,895
2,543	McGraw-Hill Global Education Holdings, LLC, Term Loan B	5.750%	3-Month LIBOR	4.750%	11/01/24	BB	2,562,866
198	Meredith Corporation, Incremental Term Loan B	5.250%	3-Month LIBOR	4.250%	1/31/25	BB-	202,222
939	Meredith Corporation, Term Loan B2	2.613%	1-Month LIBOR	2.500%	1/31/25	BB-	929,027
902	Nexstar Broadcasting, Inc., Term Loan B3	2.356%	1-Month LIBOR	2.250%	1/17/24	BBB-	899,762
518	Nexstar Broadcasting, Inc., Term Loan B4	2.615%	1-Month LIBOR	2.500%	9/19/26	BBB-	516,063
104	Red Ventures, LLC, Term Loan B2	2.613%	1-Month LIBOR	2.500%	11/08/24	BB	102,564
336	Sinclair Television Group Inc., Term Loan B1	2.370%	1-Month LIBOR	2.250%	1/03/24	Ba2	333,489
345	Sinclair Television Group Inc., Term Loan B2B	2.620%	1-Month LIBOR	2.500%	9/30/26	Ba2	341,087
490	Springer Nature Deutschland GmbH, Term Loan B18	4.000%	1-Month LIBOR	3.250%	8/14/26	B+	489,773
1,216	WideOpenWest Finance LLC, Term Loan B	4.250%	1-Month LIBOR	3.250%	8/19/23	B	1,216,491

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Media (continued)
$1,097	Ziggo Financing Partnership, Term Loan I	2.615%	1-Month LIBOR	2.500%	4/30/28	BB	$1,086,700
20,049	Total Media						19,881,201
	Multiline Retail – 0.4% (0.2% of Total Investments)
606	EG America LLC, Term Loan	4.203%	3-Month LIBOR	4.000%	2/05/25	B-	598,833
	Office Electronics – 0.0% (0.0% of Total Investments)
63	Pitney Bowes Inc., Term Loan B	4.120%	1-Month LIBOR	4.000%	3/19/28	BBB-	63,122
	Oil, Gas & Consumable Fuels – 2.6% (1.6% of Total Investments)
717	BCP Renaissance Parent LLC, Term Loan B	4.500%	3-Month LIBOR	3.500%	11/01/24	B+	703,785
842	Buckeye Partners, L.P., Term Loan B	2.359%	3-Month LIBOR	2.250%	11/01/26	BBB-	839,113
443	Fieldwood Energy LLC, DIP Delayed Draw Term Loan, (5), (6)	9.750%	1-Month LIBOR	8.750%	8/05/21	N/R	460,637
3,112	Fieldwood Energy LLC, Exit First Lien Term Loan, (DD1), (6)	0.000%	N/A	N/A	4/11/22	N/R	1,205,204
1,811	Fieldwood Energy LLC, Exit Second Lien Term Loan, (6)	0.000%	N/A	N/A	4/11/23	N/R	101,422
319	Gulf Finance, LLC, Term Loan B, (DD1)	6.250%	1-Month LIBOR	5.250%	8/25/23	CCC+	273,917
539	Gulf Finance, LLC, Term Loan B, (DD1)	6.250%	3-Month LIBOR	5.250%	8/25/23	CCC+	462,584
151	Peabody Energy Corporation, Term Loan	2.863%	1-Month LIBOR	2.750%	3/31/25	Caa1	51,132
7,934	Total Oil, Gas & Consumable Fuels						4,097,794
	Paper & Forest Products – 0.7% (0.4% of Total Investments)
707	Asplundh Tree Expert, LLC, Term Loan B	1.863%	1-Month LIBOR	1.750%	9/04/27	Ba1	704,741
448	Post Holdings Inc., Term Loan B	4.750%	1-Month LIBOR	4.000%	10/21/24	B+	451,988
1,155	Total Paper & Forest Products						1,156,729
	Personal Products – 1.6% (1.0% of Total Investments)
82	Coty Inc., Term Loan B	2.360%	1-Month LIBOR	2.250%	4/05/25	B	78,376
330	Journey Personal Care Corp., Term Loan B	5.000%	3-Month LIBOR	4.250%	3/01/28	B	330,619
449	Kronos Acquisition Holdings Inc., Term Loan B	4.250%	3-Month LIBOR	3.750%	12/22/26	B2	443,385
3	Revlon Consumer Products Corporation, Term Loan B, (DD1), (8)	4.250%	2-Month LIBOR	3.500%	9/07/23	CC	2,551
2,160	Revlon Consumer Products Corporation, Term Loan B, (DD1)	4.250%	3-Month LIBOR	3.500%	9/07/23	CC	1,646,865
3,024	Total Personal Products						2,501,796
	Pharmaceuticals – 7.4% (4.5% of Total Investments)
1,637	Advanz Pharma Corp, Exit Tern Loan B	6.500%	1-Month LIBOR	5.500%	9/06/24	B-	1,636,031
1,811	Bausch Health Companies Inc., Term Loan B	3.113%	1-Month LIBOR	3.000%	6/02/25	BB	1,809,739

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Pharmaceuticals (continued)
$839	Bausch Health Companies Inc., Term Loan B	2.863%	1-Month LIBOR	2.750%	11/27/25	BB	$837,843
491	Catalent Pharma Solutions Inc., Term Loan B3	2.500%	1-Month LIBOR	2.000%	2/22/28	BBB-	492,478
320	Elanco Animal Health Incorporated, Term Loan B	1.865%	1-Month LIBOR	1.750%	8/01/27	Baa3	316,392
1,294	Endo Luxembourg Finance Company I S.a r.l., Term Loan	5.750%	1-Month LIBOR	5.000%	3/25/28	B+	1,264,341
809	Gainwell Acquisition Corp., Term Loan B	4.750%	3-Month LIBOR	4.000%	10/01/27	BB-	810,521
1,500	Jazz Financing Lux Sarl, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB+	1,504,995
1,528	Mallinckrodt International Finance S.A., Term Loan B, (DD1), (6)	5.500%	3-Month LIBOR	4.750%	9/24/24	D	1,490,171
491	Mallinckrodt International Finance S.A., Term Loan B, (6)	5.750%	3-Month LIBOR	5.000%	2/24/25	D	479,441
1,000	Organon & Co, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB	998,540
11,720	Total Pharmaceuticals						11,640,492
	Professional Services – 1.6% (1.0% of Total Investments)
965	Ceridian HCM Holding Inc., Term Loan B	2.587%	1-Week LIBOR	2.500%	4/30/25	B+	951,777
321	Creative Artists Agency, LLC , Term Loan B	3.863%	1-Month LIBOR	3.750%	11/26/26	B	318,681
419	Dun & Bradstreet Corporation (The), Term Loan	3.361%	1-Month LIBOR	3.250%	2/08/26	BB+	416,894
200	Nielsen Consumer Inc., Term Loan B	4.111%	3-Month LIBOR	4.000%	3/05/28	BB	199,854
586	Nielsen Finance LLC, Term Loan B4	2.113%	1-Month LIBOR	2.000%	10/04/23	BBB-	585,589
2,491	Total Professional Services						2,472,795
	Real Estate Management & Development – 1.5% (0.9% of Total Investments)
1,312	Brookfield Property REIT Inc., Term Loan A2	3.113%	1-Month LIBOR	3.000%	8/24/23	BB+	1,286,859
998	North American Lifting Holdings, Inc., Priority Term Loan	7.500%	3-Month LIBOR	6.500%	10/16/24	B+	1,043,634
2,310	Total Real Estate Management & Development						2,330,493
	Road & Rail – 4.2% (2.5% of Total Investments)
373	Avolon TLB Borrower 1 (US) LLC, Term Loan B3	2.500%	1-Month LIBOR	1.750%	1/15/25	Baa2	371,814
990	Genesee & Wyoming Inc. (New), Term Loan	2.203%	3-Month LIBOR	2.000%	12/30/26	BB+	987,584
879	Gruden Acquisition, Inc., Term Loan	6.500%	3-Month LIBOR	5.500%	8/18/22	B-	880,088
1,064	Hertz Corporation, (The), DIP Delayed Draw Term Loan, (5)	8.250%	1-Month LIBOR	7.250%	12/31/21	N/R	1,072,418
356	Hertz Corporation, (The), DIP Delayed Draw Term Loan	8.250%	3-Month LIBOR	7.250%	12/31/21	N/R	359,269

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Road & Rail (continued)
$1,749	Hertz Corporation, (The), Term Loan B, (DD1), (6)	3.500%	1-Month LIBOR	2.750%	6/30/23	N/R	$1,760,876
430	Hertz Corporation, (The), Term Loan B, (WI/DD), (5)	TBD	TBD	TBD	TBD	N/R	433,225
28	Savage Enterprises LLC, Term Loan B	3.120%	1-Month LIBOR	3.000%	8/01/25	BB	27,703
722	XPO Logistics, Inc., Term Loan B	1.861%	1-Month LIBOR	1.750%	2/23/25	N/R	719,299
6,591	Total Road & Rail						6,612,276
	Semiconductors & Semiconductor Equipment – 0.7% (0.5% of Total Investments)
51	Bright Bidco B.V., Term Loan B, (DD1)	4.500%	6-Month LIBOR	3.500%	6/30/24	CCC	39,493
437	CMC Materials, Inc., Term Loan B1	2.125%	1-Month LIBOR	2.000%	11/15/25	BBB-	437,653
703	ON Semiconductor Corporation, Term Loan B	2.113%	1-Month LIBOR	2.000%	9/19/26	BB+	702,259
1,191	Total Semiconductors & Semiconductor Equipment						1,179,405
	Software – 12.2% (7.4% of Total Investments)
661	Apttus Corp, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB	660,833
837	Blackboard, Inc., Term Loan B5	7.000%	3-Month LIBOR	6.000%	6/30/24	B	837,778
413	By Crown Parent, LLC, Term Loan B1	4.000%	1-Month LIBOR	3.000%	1/30/26	B1	413,361
257	Camelot U.S. Acquisition 1 Co., Term Loan B	3.113%	1-Month LIBOR	3.000%	10/31/26	B	254,728
1,250	Delta TopCo, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	12/01/27	B2	1,252,125
264	Dynatrace LLC, First Lien Term Loan	2.363%	1-Month LIBOR	2.250%	8/23/25	BB+	263,068
1,381	Epicor Software Corporation, Term Loan	4.000%	1-Month LIBOR	3.250%	7/31/27	B-	1,380,725
688	Finastra USA, Inc., First Lien Term Loan	4.500%	6-Month LIBOR	3.500%	6/13/24	BB-	677,301
179	GlobalLogic Holdings Inc., Incremental Term Loan B2	4.500%	1-Month LIBOR	3.750%	9/14/27	B	179,585
158	Greenway Health, LLC, First Lien Term Loan	4.750%	3-Month LIBOR	3.750%	2/16/24	B-	149,872
1,164	Informatica LLC,, Term Loan B	3.363%	1-Month LIBOR	3.250%	2/14/27	B1	1,155,375
348	iQor US Inc., Second Out Term Loan	8.500%	1-Month LIBOR	7.500%	11/19/25	CCC+	346,320
450	MA FinanceCo., LLC, Term Loan B	5.250%	3-Month LIBOR	4.250%	6/05/25	BB	452,722
394	MA FinanceCo., LLC, Term Loan B3	2.863%	1-Month LIBOR	2.750%	6/21/24	BB	390,315
753	McAfee, LLC, Term Loan B	3.860%	1-Month LIBOR	3.750%	9/29/24	BB	753,399
124	Mitchell International, Inc., First Lien Term Loan	3.363%	1-Month LIBOR	3.250%	11/29/24	B2	122,064
133	Mitchell International, Inc., Second Lien Term Loan	7.363%	1-Month LIBOR	7.250%	11/30/25	CCC	133,611
443	Perforce Software, Inc., Term Loan B	3.863%	1-Month LIBOR	3.750%	7/01/26	B-	438,508
443	Project Boost Purchaser, LLC, Term Loan B	3.609%	1-Month LIBOR	3.500%	5/30/26	BB-	440,526
550	RealPage Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	548,111
2,662	Seattle Spinco, Inc., Term Loan B3	2.863%	1-Month LIBOR	2.750%	6/21/24	BB	2,635,893
134	SkillSoft Corporation, First Out Rolled Up Exit Term Loan	8.500%	3-Month LIBOR	7.500%	12/27/24	B+	137,974

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Software (continued)
$433	SkillSoft Corporation, Takeback Second – Out Term Loan	8.500%	3-Month LIBOR	7.500%	4/27/25	B-	$433,118
546	Sophia, L.P., First Lien Term Loan	4.500%	3-Month LIBOR	3.750%	10/07/27	B	547,110
468	SS&C European Holdings Sarl, Term Loan B4	1.863%	1-Month LIBOR	1.750%	4/16/25	BB+	463,848
632	SS&C Technologies Inc., Term Loan B3	1.863%	1-Month LIBOR	1.750%	4/16/25	BB+	625,444
974	SS&C Technologies Inc., Term Loan B5	1.863%	1-Month LIBOR	1.750%	4/16/25	BB+	965,407
444	Tibco Software Inc., Term Loan B3	3.870%	1-Month LIBOR	3.750%	7/03/26	B+	441,809
714	Ultimate Software Group Inc(The), Incremental Term Loan	4.000%	3-Month LIBOR	3.250%	5/03/26	B1	715,565
492	Ultimate Software Group Inc(The), Term Loan B	3.863%	1-Month LIBOR	3.750%	5/03/26	B1	493,305
205	Xperi Corporation, Term Loan B	4.113%	1-Month LIBOR	4.000%	6/01/25	BB-	205,508
589	ZoomInfo LLC, Term Loan B	3.113%	1-Month LIBOR	3.000%	2/01/26	BB-	589,815
19,183	Total Software						19,105,123
	Specialty Retail – 2.8% (1.7% of Total Investments)
499	Academy, Ltd, Term Loan	5.750%	1-Month LIBOR	5.000%	11/06/27	B	500,620
360	Birkenstock US BidCo Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	359,552
594	Mattress Firm Inc, Term Loan B	6.250%	6-Month LIBOR	5.250%	11/25/27	B+	605,902
2,750	PetSmart, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	2/12/28	BB-	2,761,344
204	Staples, Inc., Term Loan	5.205%	3-Month LIBOR	5.000%	4/12/26	B	199,806
4,407	Total Specialty Retail						4,427,224
	Technology Hardware, Storage & Peripherals – 2.7% (1.6% of Total Investments)
929	Ahead Data Blue, LLC, Term Loan B	6.000%	3-Month LIBOR	5.000%	10/16/27	B+	935,531
648	Conduent Business Services, LLC, Term Loan A	1.863%	1-Month LIBOR	1.750%	12/07/22	BB-	638,253
992	Dell International LLC, Term Loan B	2.000%	1-Month LIBOR	1.750%	9/19/25	BBB-	992,614
391	NCR Corporation, Term Loan	2.690%	3-Month LIBOR	2.500%	8/28/26	BB+	385,624
181	Peraton Holding Corp, Term Loan B	4.500%	1-Month LIBOR	3.750%	2/01/28	BB-	181,330
319	Peraton Holding Corp, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB-	319,123
264	Tech Data Corporation, Term Loan	3.613%	1-Month LIBOR	3.500%	7/01/25	BBB-	264,829
479	Western Digital Corporation, Term Loan B4	1.860%	1-Month LIBOR	1.750%	4/29/23	BBB-	479,694
4,203	Total Technology Hardware, Storage & Peripherals						4,196,998
	Textiles, Apparel & Luxury Goods – 0.2% (0.1% of Total Investments)
270	CBI Buyer, Inc., Term Loan	3.750%	1-Month LIBOR	3.250%	1/06/28	B1	269,606
	Trading Companies & Distributors – 0.4% (0.2% of Total Investments)
169	Hayward Industries, Inc., First Lien Term Loan	3.613%	1-Month LIBOR	3.500%	8/04/24	B+	169,016

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Trading Companies & Distributors (continued)
$387	Univar Inc., Term Loan B3	2.363%	1-Month LIBOR	2.250%	7/01/24	BBB-	$386,500
556	Total Trading Companies & Distributors						555,516
	Transportation Infrastructure – 0.3% (0.2% of Total Investments)
489	Atlantic Aviation FBO Inc., Term Loan B	3.870%	1-Month LIBOR	3.750%	12/06/25	BB	489,209
	Wireless Telecommunication Services – 0.3% (0.2% of Total Investments)
500	Gogo Intermediate Holdings LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B-	497,500
$226,190	Total Variable Rate Senior Loan Interests (cost $220,680,405)						218,771,855

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 11.1% (6.7% of Total Investments)
	Aerospace & Defense – 0.7% (0.5% of Total Investments)
$1,080	Bombardier Inc, 144A	6.000%	10/15/22	CCC	$1,080,270
63	Bombardier Inc, 144A	6.125%	1/15/23	CCC	66,042
1,143	Total Aerospace & Defense				1,146,312
	Auto Components – 0.5% (0.3% of Total Investments)
730	Adient Global Holdings Ltd, 144A	4.875%	8/15/26	B	749,163
	Chemicals – 0.2% (0.1% of Total Investments)
230	Olin Corp, 144A	9.500%	6/01/25	BB	288,363
	Communications Equipment – 0.3% (0.2% of Total Investments)
375	CommScope Inc, 144A	8.250%	3/01/27	B-	401,719
	Diversified Telecommunication Services – 0.4% (0.2% of Total Investments)
375	Avaya Inc, 144A	6.125%	9/15/28	B	398,438
220	Windstream Escrow LLC / Windstream Escrow Finance Corp, 144A	7.750%	8/15/28	B	229,350
595	Total Diversified Telecommunication Services				627,788
	Electric Utilities – 1.2% (0.8% of Total Investments)
1,175	Bruce Mansfield Unit 1 2007 Pass Through Trust, (6)	6.850%	6/01/34	N/R	1,469
280	Pacific Gas and Electric Co	3.850%	11/15/23	BBB-	297,160
178	Pacific Gas and Electric Co	3.450%	7/01/25	BBB-	188,262
935	Pacific Gas and Electric Co	3.300%	12/01/27	BBB-	964,779
178	Pacific Gas and Electric Co	3.750%	7/01/28	BBB-	187,373
202	Pacific Gas and Electric Co	4.550%	7/01/30	BBB-	217,683
72	Pacific Gas and Electric Co	4.500%	7/01/40	BBB-	72,480
3,020	Total Electric Utilities				1,929,206
	Energy Equipment & Services – 0.2% (0.1% of Total Investments)
280	Bausch Health Cos Inc, 144A	6.125%	4/15/25	B	285,888

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Entertainment – 0.9% (0.6% of Total Investments)
$500	AMC Entertainment Holdings Inc, 144A	10.500%	4/15/25	CCC	$535,110
1,079	AMC Entertainment Holdings Inc, 144A, (cash 10.000%, PIK 12.000%)	12.000%	6/15/26	C	925,658
1,579	Total Entertainment				1,460,768
	Equity Real Estate Investment Trust – 0.7% (0.4% of Total Investments)
1,035	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.875%	2/15/25	B	1,115,212
	Health Care Providers & Services – 1.4% (0.8% of Total Investments)
510	CHS/Community Health Systems Inc, 144A	8.000%	3/15/26	B	549,525
100	CHS/Community Health Systems Inc, 144A	8.000%	12/15/27	B	110,000
50	HCA Inc	5.375%	2/01/25	BB	55,722
125	Tenet Healthcare Corp	4.625%	7/15/24	BB-	126,887
485	Tenet Healthcare Corp, 144A	6.250%	2/01/27	B1	508,644
725	Tenet Healthcare Corp, 144A	6.125%	10/01/28	B	764,875
1,995	Total Health Care Providers & Services				2,115,653
	Hotels, Restaurants & Leisure – 0.1% (0.1% of Total Investments)
160	Carnival Corp, 144A	11.500%	4/01/23	Ba2	183,872
	Household Durables – 0.0% (0.0% of Total Investments)
80	Kronos Acquisition Holdings Inc / KIK Custom Products Inc, 144A	5.000%	12/31/26	B2	80,700
	Media – 2.7% (1.6% of Total Investments)
925	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	5.375%	8/15/26	B	675,250
1,000	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	6.625%	8/15/27	Caa2	540,000
910	Houghton Mifflin Harcourt Publishers Inc, 144A	9.000%	2/15/25	BB-	973,700
1	iHeartCommunications Inc	6.375%	5/01/26	B+	903
396	iHeartCommunications Inc	8.375%	5/01/27	CCC+	424,779
1,075	iHeartCommunications Inc, 144A	5.250%	8/15/27	B+	1,112,625
165	Intelsat Luxembourg SA, (6)	8.125%	6/01/23	N/R	5,775
415	Univision Communications Inc, 144A	9.500%	5/01/25	B	461,169
4,887	Total Media				4,194,201
	Metals & Mining – 0.2% (0.1% of Total Investments)
320	First Quantum Minerals Ltd, 144A	6.875%	10/15/27	B	351,200
	Oil, Gas & Consumable Fuels – 1.0% (0.6% of Total Investments)
1,150	Citgo Holding Inc, 144A	9.250%	8/01/24	B+	1,184,500
385	CITGO Petroleum Corp, 144A	7.000%	6/15/25	BB	397,031
1,535	Total Oil, Gas & Consumable Fuels				1,581,531

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Pharmaceuticals – 0.4% (0.2% of Total Investments)
$310	Advanz Pharma Corp Ltd	8.000%	9/06/24	B-	$315,425
228	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	6.000%	6/30/28	CCC+	173,280
90	Par Pharmaceutical Inc, 144A	7.500%	4/01/27	B+	94,725
628	Total Pharmaceuticals				583,430
	Specialty Retail – 0.2% (0.1% of Total Investments)
230	Party City Holdings Inc, 144A	8.750%	2/15/26	CCC+	235,734
100	PetSmart Inc / PetSmart Finance Corp, 144A	7.750%	2/15/29	CCC+	108,347
330	Total Specialty Retail				344,081
$18,922	Total Corporate Bonds (cost $17,682,636)				17,439,087

Shares	Description (1)	Value
	COMMON STOCKS – 3.7% (2.2% of Total Investments)
	Banks – 0.1% (0.1% of Total Investments)
12,051	iQor US Inc, (9), (10)	$160,881
	Communications Equipment – 0.0% (0.0% of Total Investments)
5,845	Windstream Services LLC, (9), (10)	83,291
	Construction & Engineering – 0.0% (0.0% of Total Investments)
1,697	TNT Crane & Rigging Inc, (8), (10)	2
957	TNT Crane & Rigging Inc, (9), (10)	13,079
	Total Construction & Engineering	13,081
	Diversified Consumer Services – 0.1% (0.1% of Total Investments)
9,343	Cengage Learning Holdings II Inc, (9), (10)	153,384
	Diversified Telecommunication Services – 0.0% (0.0% of Total Investments)
3,347	Windstream Services LLC, (9), (10)	41,838
	Electric Utilities – 0.5% (0.3% of Total Investments)
25,367	Energy Harbor Corp, (9), (10), (11)	730,899
	Energy Equipment & Services – 0.1% (0.0% of Total Investments)
28,730	Transocean Ltd, (10)	92,510
3,779	Vantage Drilling International, (9), (10)	12,282
	Total Energy Equipment & Services	104,792
	Health Care Providers & Services – 0.0% (0.0% of Total Investments)
12,290	Millennium Health LLC, (8), (10)	13,089
11,533	Millennium Health LLC, (8), (10)	11,706
	Total Health Care Providers & Services	24,795
	Hotels, Restaurants & Leisure – 0.3% (0.1% of Total Investments)
55,426	24 Hour Fitness Worldwide Inc, (9)	138,565

Shares	Description (1)	Value
	Hotels, Restaurants & Leisure (continued)
116,526	24 Hour Fitness Worldwide Inc, (9), (10)	$262,184
	Total Hotels, Restaurants & Leisure	400,749
	Internet & Direct Marketing Retail – 0.0% (0.0% of Total Investments)
1,905	Catalina Marketing Corp, (9), (10)	3,492
	Marine – 0.0% (0.0% of Total Investments)
430	ACBL HLDG CORP, (9), (10)	11,395
	Media – 0.4% (0.3% of Total Investments)
272,893	Clear Channel Outdoor Holdings Inc, (10)	684,962
2	Cumulus Media Inc, (10)	19
	Total Media	684,981
	Multiline Retail – 0.0% (0.0% of Total Investments)
140	Belk Inc, (9), (10)	3,080
	Oil, Gas & Consumable Fuels – 1.7% (1.0% of Total Investments)
64,071	California Resources Corp, (10)	1,518,483
30,871	California Resources Corp, (8), (10)	731,643
8,561	Whiting Petroleum Corp, (10)	343,039
	Total Oil, Gas & Consumable Fuels	2,593,165
	Pharmaceuticals – 0.0% (0.0% of Total Investments)
2,753	Advanz Pharma Corp Ltd, (10)	46,250
	Software – 0.5% (0.3% of Total Investments)
4,065	SkillSoft Corp, (9), (10)	670,725
265	SkillSoft Corp, (9), (10)	50,350
389	SkillSoft Corp, (8), (10)	—
779	SkillSoft Corp, (9), (10)	—
	Total Software	721,075
	Total Common Stocks (cost $10,734,949)	5,777,148

Principal Amount (000)	Description	Coupon	Maturity	Ratings	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 0.4% (0.2% of Total Investments)
	Auto Components – 0.4%
$530	Adient US LLC, 144A	9.000%	4/15/25	BB-	$587,372
$530	Total $1,000 Par (or similar) Institutional Preferred (cost $0)				587,372

Shares	Description (1)	Value
	WARRANTS – 0.1% (0.1% of Total Investments)
	Communications Equipment – 0.0% (0.0% of Total Investments)
8,503	Avaya Holdings Corp, (9)	$55,270

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Marine – 0.1% (0.1% of Total Investments)
452	ACBL HLDG CORP, (9)	$11,978
1,682	ACBL HLDG CORP, (9)	52,983
1,279	ACBL HLDG CORP, (9)	45,405
5,046	ACBL HLDG CORP, (8)	1,583
8,459	Total Marine	111,949
	Industrial Conglomerates – 0.0% (0.0% of Total Investments)
3,837	ACBL HLDG CORP, (8)	1,605
	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)
188	California Resources Corp	752
	Entertainment – 0.0% (0.0% of Total Investments)
45,953	Cineworld Warrant, (9)	26,055
	Total Warrants (cost $666,828)	195,631

Shares	Description (1)	Coupon	Ratings (4)	Value
	CONVERTIBLE PREFERRED SECURITIES – 0.1% (0.1% of Total Investments)
	Marine – 0.1%
1,600	ACBL HLDG CORP, (9), (10)	0.000%	N/R	$50,400
1,821	ACBL HLDG CORP, (9), (10)	0.000%	N/R	64,646
	Total Marine			115,046
	Total Convertible Preferred Securities (cost $97,140)			115,046

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0% (0.0% of Total Investments)
	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)
7,268	Fieldwood Energy Inc, (9), (10)	$7
1,468	Fieldwood Energy Inc, (9), (10)	2
	Total Common Stock Rights (cost $207,458)	9
	Total Long-Term Investments (cost $250,069,416)	242,886,148

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 10.4% (6.3% of Total Investments)
	INVESTMENT COMPANIES – 10.4% (6.3% of Total Investments)
16,194,743	BlackRock Liquidity Funds T-Fund Portfolio	0.015% (12)	$16,194,743
	Total Short-Term Investments (cost $16,194,743)		16,194,743
	Total Investments (cost $266,264,159) – 165.7%		259,080,891
	Borrowings – (11.8)% (13), (14)		(18,500,000)
	Taxable Fund Preferred Shares, net of deferred offering costs – (44.5)% (15)		(69,567,958)
	Other Assets Less Liabilities – (9.4)%		(14,666,518)
	Net Assets Applicable to Common Shares – 100%		$156,346,415

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$ —	$217,122,439	$1,649,416	$218,771,855
Corporate Bonds	—	17,439,087	—	17,439,087
Common Stocks	2,685,263	2,335,445	756,440	5,777,148
$1,000 Par (or similar) Institutional Preferred	—	587,372	—	587,372
Warrants	752	191,691	3,188	195,631
Convertible Preferred Securities	—	115,046	—	115,046
Common Stock Rights	—	9	—	9
Short-Term Investments:
Investment Companies	16,194,743	—	—	16,194,743
Total	$18,880,758	$237,791,089	$2,409,044	$259,080,891

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
The following is a reconciliation of the Fund's Level 3 investments held at the beginning and end of the measurement period:
	Level 3
	Variable Rate Senior Loan Interests	Common Stocks	Warrants
Balance at the beginning of period	$ –	$25,290	$ –
Gains (losses):
Net realized gains (losses)	35	–	–
Change in net unrealized appreciation (depreciation)	1,040,124	(535,703)	3,189
Purchases at cost	9,922	1,266,852	–
Sales at proceeds	(16,677)	–	–
Net discounts (premiums)	31,032	–	–
Transfers into	584,980	–	–
Transfers (out of)	–	–	–
Balance at the end of period	$1,649,416	$756,439	$3,189
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end	$1,040,124	$(535,703)	$3,189
As of the measurement date, the following Common Stocks categorized as Level 3: (1) Millennium Health LLC are priced based on updated financial statements which reflect the most recent net asset values; (2) California Resources Corporation are priced at a 25% discount to the closing price; (3) SkillSoft Corporation and TNT Crane & Rigging Inc. are priced at a placeholder value. Variable Rate Senior Loan Interests categorized as Level 3 are utilizing a weighted probability model. Warrants categorized as Level 3 are utilizing the weighted average of quarterly cash payments received with a 25% discount.
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Variable Rate Senior Loan Interests	$ —	$ —	$ —	$(1,649,416)	$1,649,416	$ —

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Principal Amount (000) rounds to less than $1,000.
(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(9)	For fair value measurement disclosure purposes, investment classified as Level 2.
(10)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11)	Common Stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1 2007 Pass Through Trust.
(12)	The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
(13)	Borrowings as a percentage of Total Investments is 7.1%.
(14)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(15)	Taxable Fund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 26.9%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
REIT	Real Estate Investment Trust
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.